Investments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Investments [Abstract]
Summary of Investments
As of and for the year ended December 31, 2024:

In $000s	Jan. 1, 2024	Additions	Disposals	Transfers	Fair Value Adjustment	Accretion	Dec. 31, 2024

SHORT-TERM INVESTMENTS
Convertible debt instruments[1]	$9,770	$—	$(6,954)	$9,701	$(5,626)	$—	$6,891
Loans receivable[3]	18,630	210	(19,047)	—	—	439	232
Total short-term investments	$28,400	$210	$(26,001)	$9,701	$(5,626)	$439	$7,123

LONG-TERM INVESTMENTS
Common shares[2]	$17,682	$11,009	$(15,246)	$—	$5,062	$—	$18,507
Warrants and other[1]	1,628	84	—	—	574	—	2,286
Convertible debt instruments[1]	211,164	20,222	(14,354)	(9,701)	424	—	207,755
Total long-term investments	$230,474	$31,315	$(29,600)	$(9,701)	$6,060	$—	$228,548
Total investments	$258,874	$31,525	$(55,601)	$—	$434	$439	$235,671
1.Fair value adjustment recorded within Net Income (loss) for the period.
2.Fair value adjustment recorded within Other Comprehensive Income (loss) for the period.
3.Accretion recorded within Net Income (loss) for the period.
As of and for the year ended December 31, 2023:

In $000s	Jan. 1, 2023	Additions	Disposals	Transfers	Fair Value Adjustment	Accretion	Dec. 31, 2023

SHORT-TERM INVESTMENTS
Convertible debt instruments[1]	$1,272	$8,875	$(6,573)	$6,196	$—	$—	$9,770
Loans receivable[3]	2,501	16,439	(1,054)	—	—	744	18,630
Total short-term investments	$3,773	$25,314	$(7,627)	$6,196	$—	$744	$28,400

LONG-TERM INVESTMENTS
Common shares[2]	$19,025	$8,590	$(1,376)	$—	$(8,557)	$—	$17,682
Warrants and other[1]	2,088	—	(540)	—	80	—	1,628
Convertible debt instruments[1]	105,004	114,001	(17,236)	(6,196)	15,591	—	211,164
Total long-term investments	$126,117	$122,591	$(19,152)	$(6,196)	$7,114	$—	$230,474
Total investments	$129,890	$147,905	$(26,779)	$—	$7,114	$744	$258,874
1.Fair value adjustment recorded within Net Income (loss) for the period.
2.Fair value adjustment recorded within Other Comprehensive Income (loss) for the period.
3.Accretion recorded within Net Income (loss) for the period.